Condensed financial information of the parent company (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
OTHER ASSETS
Restricted cash - non-current		$ 300,000	$ 201,280
Deferred offering costs		52,960	843,099
TOTAL ASSETS		13,698,773	11,822,593
CURRENT LIABILITIES
Other payables		1,473,367	695,788
Due to a shareholder		70,846	56,778
TOTAL LIABILITIES		8,938,618	7,438,130
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 6,900,000 and 5,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively*	[1]	$ 7	$ 6
Common Stock, Par or Stated Value Per Share		$ 0.000001	$ 0.000001
Ordinary shares, shares authorized		49,000,000,000	49,000,000,000
Common Stock, Shares, Issued		6,900,000	5,500,000
Common Stock, Shares, Outstanding		6,900,000	5,500,000
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2025 and 2024, respectively*	[1]
Preferred shares, par value		$ 0.000001	$ 0.000001
Preferred shares, shares authorized		1,000,000,000	1,000,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Additional paid-in capital		$ 6,566,686	$ 2,860,566
Statutory reserves		186,225	186,225
Accumulative (deficits) profits		(1,768,370)	1,519,737
Accumulated other comprehensive loss		(224,393)	(182,071)
TOTAL SHAREHOLDERS’ EQUITY		4,760,155	4,384,463	$ 3,045,840	$ 941,287
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		13,698,773	11,822,593
Parent Company [Member]
OTHER ASSETS
Investment in subsidiaries		2,084,662	3,609,253
Restricted cash - non-current		300,000
Due from subsidiaries		3,974,656
Prepayment		116,250
Deferred offering costs		52,960	843,099
TOTAL ASSETS		6,528,528	4,452,352
CURRENT LIABILITIES
Other payables		712,311	7,889
Due to a shareholder		1,056,062	60,000
TOTAL LIABILITIES		1,768,373	67,889
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 6,900,000 and 5,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively*		$ 7	$ 6
Common Stock, Par or Stated Value Per Share		$ 0.000001	$ 0.000001
Ordinary shares, shares authorized		49,000,000,000	49,000,000,000
Common Stock, Shares, Issued		6,900,000	5,500,000
Common Stock, Shares, Outstanding		6,900,000	5,500,000
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2025 and 2024, respectively*
Preferred shares, par value		$ 0.000001	$ 0.000001
Preferred shares, shares authorized		1,000,000,000	1,000,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Additional paid-in capital		$ 6,566,686	$ 2,860,566
Statutory reserves		186,225	186,225
Accumulative (deficits) profits		(1,768,370)	1,519,737
Accumulated other comprehensive loss		(224,393)	(182,071)
TOTAL SHAREHOLDERS’ EQUITY		4,760,155	4,384,463
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 6,528,528	$ 4,452,352

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 12).